Note 2 - Summary of Significant Accounting Policies: Reclassification (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Reclassification	Reclassification Certain reclassifications have been made to conform the 2012 amounts to the 2013 classifications for comparative purposes.